Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash Reported Within the Consolidated Statements

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the amounts shown in the consolidated statements of cash flows:

	2019	2018	2017
Cash and cash equivalents	$180,552	$137,298	$137,894
Restricted cash included in long-term assets	97,353	87,630	99,675
Cash, cash equivalents and restricted cash, end of period	$277,905	$224,928	$237,569

Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type

The Company estimates the useful lives and residual values of its containers to be as follows:

	As of December 31, 2019		As of December 31, 2018
	Estimated useful	Residual	Estimated useful	Residual
	life (years)	Value	life (years)	Value
Dry containers other than open top and flat rack containers:
20'	13	$1,000	13	$1,000
40'	14	$1,200	14	$1,200
40' high cube	13	$1,400	13	$ 1,350 to $1,400
45' high cube	13	$1,500	13	$1,500
Refrigerated containers:
20'	12	$2,750	12	$2,750
20' high cube	12	$2,049	12	$2,049
40' high cube	12	$4,000	12	$ 4,000 to $4,500
Open top and flat rack containers:
20' folding flat rack	15	$1,300	15	$1,300
40' folding flat rack	16	$1,700	16	$1,700
20' open top	15	$1,500	15	$1,500
40' open top	14	$2,500	14	$2,500
Tank containers	20	10% of cost	20	10% of cost

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of December 31, 2019 and 2018 were as follows:

	2019			2018
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,627,878	$(396,247)	$1,231,631	$1,632,927	$(381,929)	$1,250,998
40'	167,011	(58,852)	108,159	191,354	(69,463)	121,891
40' high cube	2,510,937	(592,374)	1,918,563	2,376,975	(540,349)	1,836,626
45' high cube	28,670	(11,488)	17,182	29,305	(10,034)	19,271
Refrigerated containers:
20'	20,484	(7,258)	13,226	20,883	(6,153)	14,730
20' high cube	5,139	(3,090)	2,049	5,148	(2,714)	2,434
40' high cube	1,052,707	(338,068)	714,639	1,030,078	(279,661)	750,417
Open top and flat rack containers:
20' folding flat	17,617	(4,538)	13,079	16,641	(4,068)	12,573
40' folding flat	51,152	(17,278)	33,874	46,182	(16,052)	30,130
20' open top	13,259	(1,625)	11,634	13,152	(1,419)	11,733
40' open top	23,313	(4,351)	18,962	27,629	(5,086)	22,543
Tank containers	81,151	(7,998)	73,153	65,963	(5,293)	60,670
	$5,599,318	$(1,443,167)	$4,156,151	$5,456,237	$(1,322,221)	$4,134,016

Net Gain on Sale of Owned Fleet Containers

During the years ended December 31, 2019, 2018 and 2017, the Company recorded the following net gain on sale of containers, included in “gain on sale of owned fleet containers, net” in the consolidated statements of comprehensive income:

	2019		2018		2017
	Units	Amount	Units	Amount	Units	Amount
Gain on sale of previously written down owned fleet containers, net	52,319	$6,665	28,291	$14,563	56,862	$18,662
Gain on sale of owned fleet containers not written down, net	52,126	14,732	79,119	21,508	55,505	7,548
Gain on sale of owned fleet containers, net	104,445	$21,397	107,410	$36,071	112,367	$26,210

Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable	Company’s lease rental income from its owned fleet during the years ended December 31, 2019, 2018 and 2017, as well, there is no other single lessee that accounted for more than 10% of the Company’s gross accounts receivable from its owned fleet as of December 31, 2019 and 2018:
Lease Rental Income - owned fleet	2019	2018	2017
Customer A	15.4%	14.0%	14.4%
Customer B	13.3%	13.4%	13.6%

Schedule of Concentration Risk of Total Fleet Lease Rental Income	Except for the lessees noted in the table below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income in 2019, 2018 and 2017, as well, there is no other single lessee that accounted for more than 10% of the Company’s gross accounts receivable from its total fleet as of December 31, 2019 and 2018:

Lease Rental Income - total fleet	2019	2018	2017
Customer A	14.8%	13.8%	14.8%
Customer B	13.5%	13.7%	14.3%

Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings	Except for the countries outside of the U.S. noted in the table below, customers in no other single country made up greater than 10% of the Company’s total fleet container lease billings during 2019, 2018 and 2017.

Country	2019	2018	2017
Taiwan	15.5%	14.6%	13.9%
People's Republic of China	14.1%	15.0%	14.4%
France	14.0%	13.8%	14.4%
Switzerland	13.3%	14.1%	15.1%
Singapore	11.1%	10.5%	10.9%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS during 2019, 2018 and 2017 is presented as follows:

Share amounts in thousands	2019	2018	2017
Numerator:
Net income attributable to Textainer Group Holdings Limited common shareholders	$56,724	$50,378	$19,365
Denominator:
Weighted average common shares outstanding-- basic	57,349	57,200	56,845
Dilutive share options and restricted share units	110	287	314
Weighted average common shares outstanding-- diluted	57,459	57,487	57,159
Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$0.99	$0.88	$0.34
Diluted	$0.99	$0.88	$0.34

Share options and restricted share units, excluded from the computation of diluted EPS because they were anti-dilutive	1,805	1,232	1,164

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the Company’s derivative assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 and 2018:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)
December 31, 2019
Assets
Interest rate swaps - not designated as hedges	$—	$135	$—
Total	$—	$135	$—
Liabilities
Interest rate swaps - designated as hedges	$—	$117	$—
Interest rate swaps - not designated as hedges	—	13,661	—
Total	$—	$13,778	$—
December 31, 2018
Assets
Interest rate swaps - not designated as hedges	$—	$5,555	$—
Total	$—	$5,555	$—
Liabilities
Interest rate swaps - not designated as hedges	$—	$3,639	$—
Total	$—	$3,639	$—

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table summarizes the Company’s assets measured at fair value on a non-recurring basis as of December 31, 2019 and 2018:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Years Ended December 31, 2019 and 2018
	(Level 1)	(Level 2)	(Level 3)	Cumulative Impairment (2)
December 31, 2019
Assets
Containers held for sale (1)	$—	$22,217	$—	$6,346
Total	$—	$22,217	$—	$6,346
December 31, 2018
Assets
Containers held for sale (1)	$—	$10,898	$—	$5,129
Total	$—	$10,898	$—	$5,129

(1)

Represents the carrying value of containers included in “containers held for sale” in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.

(2)	Represents the cumulative net impairment charges recognized on equipment held for sale from the date of designated held for sale status to the indicated period end date.

Accounts Receivable
Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable
Gross Accounts Receivable - owned fleet	2019	2018
Customer A	17.1%	10.7%
Customer B	11.2%	21.3%

Schedule of Concentration Risk of Total Fleet Lease Rental Income
Gross Accounts Receivable - total fleet	2019	2018
Customer A	16.6%	10.4%
Customer B	12.0%	20.6%